Consolidated Statements Of Shareholders' Equity (Parenthetical) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Cumulative translation adjustment, tax	$ 51	$ 1,047	$ 1,366
Other comprehensive income, tax	17,443	5,136	1,987
Cash dividends	$ 0.125	$ 0.12	$ 0.12
Restricted stock issued	213,287	286,129	181,947
Shares, stock options exercised	59,263	17,500
Treasury stock acquired	403,347
Common Stock
Restricted stock issued	213,287	286,129	181,947
Shares, stock options exercised	59,263	17,500
Additional Contributed Capital
Restricted stock issued	213,287	286,129	181,947
Retained Earnings
Cash dividends	$ 0.125	$ 0.12	$ 0.12
Accumulated Other Comprehensive Earnings/ (Loss)
Cumulative translation adjustment, tax	51	1,047	1,366
Comprehensive Earnings/ (Loss)
Cumulative translation adjustment, tax	$ 51	$ 1,047	$ 1,366
Treasury Stock
Treasury stock acquired	403,347